Inventory (Tables)	9 Months Ended
Sep. 30, 2015
Inventory [Abstract]
Schedule Of Inventory

	September 30, 2015	December 31, 2014
Finished goods	$2,446	$2,096
Raw materials	807	507
	$3,253	$2,603